Other investments (Tables)	12 Months Ended
Jun. 30, 2018
Text block1 [abstract]
Informations About Cost Less Allowances or Fair Value of Other Investments

	Loans £ million	Others £ million	Total £ million
Cost less allowances or fair value
At 30 June 2016	23	8	31
Exchange differences	1	—	1
Additions	2	—	2
Repayments and disposals	(5)	—	(5)
Fair value adjustment	—	2	2

At 30 June 2017	21	10	31
Exchange differences	(1)	2	1
Additions	21	—	21
Repayments and disposals	(2)	(2)	(4)
Fair value adjustment	(4)	1	(3)

At 30 June 2018	35	11	46

(a)

At 30 June 2018, loans comprise £35 million (2017 – £18 million; 2016 – £21 million) of loans to customers and other third parties, after allowances of £108 million (2017 – £110 million; 2016 – £98 million), and £nil (2017 – £3 million; 2016 – £2 million) of loans to associates.

(b)

Loans include a loan of $135 million (£104 million) provided by Standard Chartered Bank (SCB) to Watson Limited and guaranteed by a subsidiary of the group. The loan became due in May 2015 and was paid to SCB by Diageo in January 2016. The amount receivable from Watson Limited in respect of the guarantee has been fully provided for.